SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share based compensation)	$ 3,062	$ 5,438	$ 5,631
Marketing and medical support	1,628	2,444	2,835
Depreciation and amortization	12	18	22
Shipping and delivery	(236)	111	180
Registration and marketing license fees	424	392	616
Selling and marketing	$ 5,362	$ 8,403	$ 9,284